E.I.I. REALTY SECURITIES FUND
E.I.I. Realty Securities Fund

E.I.I. Realty Securities Trust

E.I.I. Realty Securities Fund

SUPPLEMENT DATED MAY 21, 2014

TO THE PROSPECTUS DATED OCTOBER 29, 2013

The section entitled “E.I.I. Realty Securities Fund - Summary Section - Fund Expenses - Example” beginning on page 11 of the Prospectus is hereby replaced with the following:

Example

This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $100,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	3 Years	5 Years	10 Years
$817	$3,584	$6,562	$15,030

Example

This Example is intended to help you compare the cost of investing in the Domestic Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $100,000 in the Domestic Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Domestic Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
E.I.I. REALTY SECURITIES FUND INSTITUTIONAL CLASS SHARE	817	3,584	6,562	15,030

Please retain this Supplement for future reference.